                       OPPENHEIMER MAIN STREET FUND/VA
               (a series of Oppenheimer Variable Account Funds)
                  Supplement dated September 16, 2003 to the
                         Prospectus dated May 1, 2003

      The Prospectus is changed as follows:

1.    The supplement dated June 27, 2003 is replaced with this supplement.

2.    Add  the  following  at the end of the  section  captioned,  "About  the
    Fund's Investments - Other Investment Strategies" on page 6:

      "Loans  of  Portfolio  Securities.  The  Fund has  entered  into a
      Securities  Lending  Agreement  with JP Morgan  Chase.  Under that agreement,  portfolio  securities  of the  Fund may be  loaned  to
      brokers,   dealers   and   other   financial   institutions.   The
      Securities   Lending   Agreement   provides  that  loans  must  be
      adequately  collateralized  and  may be made  only  in  conformity with the  Fund's  Securities  Lending  Guidelines,  adopted by the
      Fund's Board of Trustees.  The value of the securities  loaned may not exceed 25% of the value of the Fund's net assets."

3.    Effective  September 30, 2003, the section titled  "Portfolio  Managers"
    on page 7 of the  Prospectus is deleted and replaced  with the  following, to reflect a change in portfolio  managers  anticipated  to take effect as of that date:

      "Portfolio  Managers.  The Fund is co-managed by Nikolaos Monoyios and Marc  Reinganum.  Mr. Monoyios is a Vice President of the Fund
      and of the Manager and an officer and  portfolio  manager of other
      Oppenheimer  funds.  Prior to joining  the  Manager  in 1998,  Mr.
      Monoyios was a portfolio  manager at Guardian  Investor  Services,
      the  investment   management   subsidiary  of  The  Guardian  Life
      Insurance  Company.  Dr.  Reinganum  is a  Vice  President  of the
      Manager.  Prior to joining  the  Manager in  September  2002,  Dr.
      Reinganum  was the Mary Jo  Vaughn  Rauscher  Chair  in  Financial
      Investments  at  Southern   Methodist   University.   At  Southern
      Methodist  University  he  also  served  as  the  Director  of the
      Finance Institute,  Chairman of the Finance Department,  President
      of the  Faculty  at the Cox School of  Business  and member of the
      Board of Trustee Investment Committee."

       September 16, 2003                                       PS0650.003

                  OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
               (a series of Oppenheimer Variable Account Funds)
                  Supplement dated September 16, 2003 to the
                         Prospectus dated May 1, 2003

      The Prospectus is changed as follows:

1.    The supplement dated June 27, 2003 is replaced with this supplement.

2.    Add  the  following  at the end of the  section  captioned,  "About  the
    Fund's Investments - Other Investment Strategies" on page 6:

       "Loans  of  Portfolio  Securities.  The Fund has  entered  into a
       Securities  Lending  Agreement  with JP Morgan Chase.  Under that agreement,  portfolio  securities  of the Fund may be  loaned  to
       brokers,   dealers   and  other   financial   institutions.   The
       Securities   Lending  Agreement   provides  that  loans  must  be
       adequately  collateralized  and  may be made  only in  conformity with the Fund's  Securities  Lending  Guidelines,  adopted by the
       Fund's Board of Trustees.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets."

3.    Effective  September 30, 2003, the section titled  "Portfolio  Managers"
    on page 7 of the  Prospectus is deleted and replaced  with the  following, to reflect a change in portfolio  managers  anticipated  to take effect as of that date:

      "Portfolio  Managers.  The  portfolio  managers  of the  Fund  are
      Nikolaos  Monoyios and Mark Zavanelli.  Effective October 2003 Mr.
      Monoyios  is a Vice  President  of the Fund and of the Manager and
      an  officer  and  portfolio  manager of other  Oppenheimer  funds.
      Prior  to  joining  the  Manager  in  1998,  Mr.  Monoyios  was  a portfolio  manager at Guardian Investor  Services,  the investment management  subsidiary  of The Guardian  Life  Insurance  Company.
      Mr.  Zavanelli is a Vice  President of the Fund and of the Manager
      and an officer and portfolio Manager of other  Oppenheimer  funds.
      Before  joining  the  Manager in April  1998,  Mr.  Zavanelli  was
      President   of   Waterside   Capital   Management,   a  registered
      investment  advisor (from August 1995),  and a financial  research analyst for Elder Research (from June 1997)."

       September 16, 2003                                         PS0297.006

               OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust")
   is an investment company consisting of 11 separate Funds (the "Funds"):
                    Oppenheimer Aggressive Growth Fund/VA
                           Oppenheimer Bond Fund/VA
                   Oppenheimer Capital Appreciation Fund/VA
                    Oppenheimer Global Securities Fund/VA
                       Oppenheimer High Income Fund/VA
                       Oppenheimer Main Street Fund(R)/VA
 (named "Oppenheimer Main Street(R)Growth & Income Fund" prior to May 1, 2003)
                  Oppenheimer Main Street Small Cap Fund(R)/VA
                          Oppenheimer Money Fund/VA
                   Oppenheimer Multiple Strategies Fund/VA
                      Oppenheimer Strategic Bond Fund/VA
                          Oppenheimer Value Fund/VA

                  Supplement dated September 16, 2003 to the
            Statement of Additional Information dated May 1, 2003

      The Statement of Additional Information is changed as follows:

1.    The supplement dated June 27, 2003 is replaced with this supplement.

2.    The  section  titled  "Loans  of  Portfolio  Securities"  on  page 20 is deleted and replaced with the following:

          "Loans of  Portfolio  Securities.  Bond  Fund/VA,  High Income
          Fund/VA,   Main  Street   Fund(R)/VA,   Main  Street  Small  Cap
          Fund(R)/VA,  Multiple  Strategies  Fund/VA  and  Strategic  Bond
          Fund/VA  may  lend  their  respective   portfolio   securities
          pursuant to the Securities  Lending Agreement (the "Securities
          Lending  Agreement")  with JP  Morgan  Chase,  subject  to the restrictions  stated in the Prospectuses.  The Funds will lend
          such  portfolio   securities  to  attempt  to  increase  their
          income.  Under the Securities Lending Agreement and applicable regulatory  requirements  (which are subject to  change),  the loan collateral  must, on each business day, be at least equal to the value of the  loaned  securities  and must  consist  of cash,  bank  letters  of  credit  or  securities  of the  U.S.
          government  (or its agencies or  instrumentalities),  or other cash  equivalents  in which that Fund is  permitted to invest.
          To  be  acceptable  as  collateral,  letters  of  credit  must obligate a bank to pay to JP Morgan Chase,  as agent,  amounts demanded  by the  Funds if the  demand  meets the terms of the letter.  Such terms of the  letter of credit  and the  issuing bank must be  satisfactory  to JP Morgan  Chase and the Funds.
          The Funds will  receive,  pursuant to the  Securities  Lending
          Agreement,  80% of all annual net income (i.e., net of rebates to the Borrower)  from  securities  lending  transactions.  JP
          Morgan  Chase  has  agreed,  in  general,   to  guarantee  the
          obligations  of borrowers to return loaned  securities  and to be responsible  for expenses  relating to securities  lending.
          The Funds will be responsible,  however,  for risks associated with the  investment  of cash  collateral,  including the risk that the issuer of the  security in which the cash  collateral has been invested  defaults.  The Securities Lending Agreement may be  terminated  by either JP Morgan  Chase or the Funds on
          30 days'  written  notice.  The terms of the Fund's loans must also meet  applicable  tests under the  Internal  Revenue Code and permit the Funds to reacquire  loaned  securities  on five business  days'  notice  or in time  to vote on any  important matter."

3.    Effective   September  30,  2003,  the  section  titled  "Directors  and
    Officers of the Fund" is changed as follows:

         Mr.  Albers  is  deleted  to  reflect  his   retirement  as  of
         September  30,  2003 and Dr.  Reinganum  is added to the  first sentence  of the fourth  paragraph  on page 45 and to the first sentence of the first paragraph on page 51.

         The  biography of Charles  Albers is deleted and the  biography of Dr. Marc Reinganum is added on page 51:

         -----------------------------------------------------------------
                               Officers of the Fund
         -----------------------------------------------------------------
         -----------------------------------------------------------------
         Name, Address, Age,
         Position(s) Held with
         Fund and Length of       Principal Occupation(s) During
         Service                           Past 5 Years
         -----------------------------------------------------------------
         -----------------------------------------------------------------
         Dr. Marc Reinganum,     Vice President  (since  September  2002)
         Vice President and      of   the   Manager;    a   Director   of
         Portfolio Manager       Quantitative   Research  and   Portfolio
         since October 2003      Strategist  for  Equities.  Formerly the
         Age:  50                Mary  Jo   Vaughn   Rauscher   Chair  in
                                 Financial    Investments   at   Southern
                                 Methodist   University  since  1995.  At
                                 Southern  Methodist  University  he also
                                 served as the  Director  of the  Finance
                                 Institute,   Chairman   of  the  Finance
                                 Department,  President of the Faculty at
                                 the Cox  School of  Business  and member
                                 of  the  Board  of  Trustee   Investment
                                 Committee.
         -----------------------------------------------------------------

4.    The  following is added as the sixth  sentence in the  paragraph  titled
    "The  Investment  Advisory  Agreements"  on  page 56 of the  Statement  of
    Additional Information:

          "For Multiple Strategies Fund/VA, this includes Christopher Leavy."

September 16, 2003                                              PXOVAF.018